Fair Value - Effect of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 3,072	€ 2,484
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	158	131
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ (152)	€ (126)